History and Organization - Additional Information (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2016 TWD ($)
Disclosure Of History And Organization [Line Items]
Loan borrowed outstanding	$ 12,392				$ 370,653		$ 434,757
Net loss	(26,999)	$ (807,522)	$ (901,574)	$ (873,962)
Accumulated deficit	57,431				1,717,775		910,042
Cash and cash equivalents	34,232			$ 951,713	1,023,874	$ 26,997	$ 807,484	$ 1,798,800
Cathay Bank [Member]
Disclosure Of History And Organization [Line Items]
Loan borrowed outstanding	$ 10,358				$ 309,793
Time Deposit
Disclosure Of History And Organization [Line Items]
Securities agreement maturity date	June 2020	June 2020